Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2019	$ 131,152	$ 61	$ 71	$ 131,457	$ (437)	$ 0
Balance (in shares) at Dec. 31, 2019	7,060,250
Stock-Based Compensation	$ 13	0	0	13	0	0
Dividends to Preferred Stock	(8)		0	0	(8)	0
Dividends to Common Stock	(1,059)	0	0	0	(1,059)	0
Net Income	1,002	0	0	0	1,002	0
Balance at Jun. 30, 2020	$ 131,100	61	71	131,470	(502)	0
Balance (in shares) at Jun. 30, 2020	7,060,250
Balance at Mar. 31, 2020	$ 131,345	61	71	131,464	(251)	0
Balance (in shares) at Mar. 31, 2020	7,060,250
Stock-Based Compensation	$ 6	0	0	6	0	0
Dividends to Preferred Stock	(4)	0	0	0	(4)	0
Dividends to Common Stock	(565)	0	0	0	(565)	0
Net Income	318	0	0	0	318	0
Balance at Jun. 30, 2020	$ 131,100	61	71	131,470	(502)	0
Balance (in shares) at Jun. 30, 2020	7,060,250
Balance at Dec. 31, 2020	$ 141,029	61	78	151,778	(17,154)	6,266
Balance (in shares) at Dec. 31, 2020	7,758,145
Net Proceeds from the Issuance of Common Stock	$ 39,578	0	18	39,560	0	0
Common Stock Issued (in shares)	1,871,932
Issuance of Common Stock for Merger Transaction	$ 162,853	0	77	162,776	0	0
Issuance of Common Stock for Merger Transaction (in shares)	7,699,887
Issuance of Warrants for Merger Transaction	$ 4,820	0	0	4,820	0	0
Redemption of Series A Preferred Stock	(125)	(61)	0	0	(64)	0
Issuance of 88,200 OP Units for Property Acquisition	2,205	0	0	0	0	2,205
Stock-Based Compensation	1,004	0	0	1,004	0	0
Dividends to Preferred Stock	(4)		0	0	(4)	0
Dividends to Common Stock	(6,374)	0	0	0	(6,374)	0
Dividend Equivalents to Restricted Stock Units	(59)	0	0	0	(59)	0
Distributions to OP Unit Holders	(172)	0	0	0	0	(172)
Adjustment for Noncontrolling Interest Ownership in Operating Partnership	0	0	0	(424)	0	424
Net Income	4,354	0	0	0	4,240	114
Balance at Jun. 30, 2021	$ 349,109	0	173	359,514	(19,415)	8,837
Balance (in shares) at Jun. 30, 2021	17,329,964
Balance at Mar. 31, 2021	$ 348,393	61	173	358,943	(17,920)	7,136
Balance (in shares) at Mar. 31, 2021	17,329,964
Redemption of Series A Preferred Stock	$ (125)	(61)	0	0	(64)	0
Issuance of 88,200 OP Units for Property Acquisition	2,205	0	0	0	0	2,205
Stock-Based Compensation	97	0	0	97	0	0
Dividends to Common Stock	(4,159)	0	0	0	(4,159)	0
Dividend Equivalents to Restricted Stock Units	(30)	0	0	0	(30)	0
Distributions to OP Unit Holders	(88)	0	0	0	0	(88)
Adjustment for Noncontrolling Interest Ownership in Operating Partnership	0	0	0	474	0	(474)
Net Income	2,816	0	0	0	2,758	58
Balance at Jun. 30, 2021	$ 349,109	$ 0	$ 173	$ 359,514	$ (19,415)	$ 8,837
Balance (in shares) at Jun. 30, 2021	17,329,964